Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - XCEL 401(k)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
The Plan's investments include shares of Xcel Energy Inc. common stock. On the Statements of Net Assets Available for Benefits, the value of interest in Master Trust included dividends declared and payable to the Plan of $1,542,020 at Dec. 31, 2025. There was no dividends payable to the Plan as of Dec. 31, 2024.

The Plan also invests in shares of mutual funds and collective trusts managed by an affiliate of VFTC, which is the Plan trustee. Transactions in such investments qualify as party-in-interest transactions that are exempt from the prohibited transaction rules. The Plan incurred fees for investment management and recordkeeping services of $1,735,390 for the year ended Dec. 31, 2025.

EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 1,735,390
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 1,542,020